Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Number of Class A Ordinary Shares	Number of Class B Ordinary Shares	Class A Ordinary Share	Class B Ordinary Share	Additional paid-in capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2019			$ 21,791	$ 7,100	$ 15,299,930	$ (3,876,167)	$ 398,471	$ 11,851,125
Balance (in Shares) at Dec. 31, 2019	21,791,055	7,100,000
Net income						(659,042)		(659,042)
Foreign currency translation adjustment							40,824	40,824
Balance at Jun. 30, 2020			21,791	7,100	15,299,930	(4,535,209)	439,295	11,232,907
Balance (in Shares) at Jun. 30, 2020	21,791,055	7,100,000
Balance at Dec. 31, 2020			21,356	7,100	8,368,266	(4,947,815)	243,703	3,692,610
Balance (in Shares) at Dec. 31, 2020	21,356,290	7,100,000
Net income						(507,825)		(507,825)
Foreign currency translation adjustment							(92,173)	(92,173)
Balance at Jun. 30, 2021			$ 21,356	$ 7,100	$ 8,368,266	$ (5,455,640)	$ 151,530	$ 3,092,612
Balance (in Shares) at Jun. 30, 2021	21,356,290	7,100,000